8. INVENTORY (Tables)	12 Months Ended
Dec. 31, 2012
Inventory Tables
Inventory

Inventory at December 31, consisted of the following:

	2012	2011
Raw materials	$439,000	$473,000
Work-in-process	59,000	65,000
Finished goods	-	-
Less: Reserve for obsolescence	(387,000)	(151,000)
Total	$111,000	$387,000